FORM N-SAR
                       SEMI-ANNUAL REPORT
              FOR REGISTERED INVESTMENT COMPANIES


Registrant Name          Farm Bureau Life Annuity Account
File Number              811-7974
Registrant CIK Number    0000910819


Report as of the end of semiannual period:           /   /
   (a)
               or fiscal year ending:     12/31/97        (b)
     Is this a transition report? (Y/N):     N
Is this form being completed by the registrant? (Y/N): Y
Is this an amendment to a previous filing? (Y/N): N
Is this a change to a previous filing? (Y/N):     N

1.A) Registrant Name:    Farm Bureau Life Annuity Account
   B)     File Number:        811-7974
   C)     Telephone Number:   5152255400
2.A) Street:   5400 University Avenue
   B)     City:     West Des Moines     C) State: IA   D) Zip
Code:  50266  Zip Ext.: 5997
   E)     Foreign Country          Foreign Postal Code

3.  Is this the first filing on this form by the Registrant?
(Y/N)     N
4.  Is this the last filing on this form by the Registrant? (Y/N)
   N
5.  Is Registrant a small business investment company (SBIC)?
(Y/N)     N
6.  Is Registrant a unit investment trust (UIT)? (Y/N) Y

7.A) Is Registrant a series or multiple portfolio company? (Y/N)
N
   B) How many separate series or portfolios did Registrant have at the end of the period? N/A


                     UNIT INVESTMENT TRUSTS

111.A) Depositor Name:   Farm Bureau Life Insurance Company
       B) File Number (If any):    N/A
       C) City:     West Des Moines     State:    IA   Zip Code:
50266  Zip Ext.: 5997
            Foreign Country:  Foreign Postal Code:

112.A) Sponsor Name:     N/A
       B) File Number (If any):
       C) City:                    State:         Zip Code:
Zip Ext.:
          Foreign Country:    Foreign Postal Code:


113.A) Trustee Name:     N/A
       B) City:                    State:         Zip Code:
Zip Ext.:
            Foreign Country:  Foreign Postal Code:

114.A) Principal Underwriter Name: FBL Marketing Services, Inc.
       B) File Number:   8-15855
       C) City:     West Des Moines     State:  IA   Zip Code:
50266  Zip Ext.: 5997
            Foreign Country:  Foreign Postal Code:

115.A) Independent Public Accountant Name:   Ernst & Young LLP
       B) City:     Des Moines          State:  IA   Zip Code:
50309  Zip Ext.:  2764
            Foreign Country:  Foreign Postal Code:

116. Family of investment companies information:
     A)  Is Registrant part of a family of investment companies?
(Y/N)     N
     B) Identify the family in 10 letters:

117.A) Is Registrant a separate account of an insurance company?
(Y/N)     Y
            If answer is "Y" (Yes), are any of the following
types of contracts funded by the               Registrant?:
       B) Variable annuity contracts? (Y/N)  Y
       C) Scheduled premium variable life contracts? (Y/N)  N
       D) Flexible premium variable life contracts? (Y/N)   N
       E) Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:
1

119. State the number of new series for which registration
statements under the Securities Act of 1933 became effective during the period:  0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000s omitted): 0

121. State the number of series for which a current prospectus
was in existence at the end of the period:   1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
current period:     0

123. State the total value of the additional units considered in answering item 122 ($000s omitted) $ 0



124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000s omitted) $ 0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000s omitted) $ 0


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000s omitted) $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                               #
of Series         Total Assets              Total Income

Investing           ($000s omitted)          Distributions

                                                       ($000s
omitted)

A.  US Treasury direct issue
B.  US Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
     debt of brokers' or dealers' parent
F.  All other corporate interm & long-
     term debt
G.  All other corporate short-term debt
H.  Equity securities of brokers or
      dealers or parents of brokers or
      dealers
I.  Investment company equity securities    1             70,403
            0
J.  All other equity securities
K.  Other securities
L.  Total assets of all series of registrant    1
70,403               0

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
other than the issuer? (Y/N)  N    [If answer is "N" (No), go to
item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) N/A [If answer is "N"
(No), go to item 131.)

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item
129 derived from insurance or guarantees? (Y/N)   N/A

131. Total expenses incurred by all series of Registrant during the current reporting period ($000s omitted) $ 673

132. List the "811" (Investment Company Act of 1940) registration number for all series of Registrant that are being included in
this filing:   None